Per share amounts (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Disclosure of Detailed Information about Net Loss Basic and Diluted

	Year ended December 31
	2023	2022
Net income	$108.0	$810.1

Disclosure of Detailed Information about Weighted Average Number of Shares Per Share

The weighted average number of shares used to calculate per share amounts was as follows:

	Year ended December 31
Average shares outstanding (millions)	2023	2022
Basic	80.9	82.0
Dilutive impact (1)	3.2	2.4
Diluted	84.1	84.4

(1)
Includes impact of stock options and RSUs.